Impairment	6 Months Ended
Jun. 30, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment	Note 7: Impairment

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m

Loans and advances to banks	–	–
Loans and advances to customers	601	490
Debt securities	3	–
Financial assets held at amortised cost	604	490
Financial assets at fair value through other comprehensive income	1	–
Loan commitments and financial guarantees	7	(48)
Total impairment charge	612	442
There was a £78 million charge in respect of residual value impairment and voluntary terminations within the
Group’s UK Motor Finance business in the current period (half-year to 30 June 2025: £70 million).